UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23403

Principal Diversified Select Real Asset Fund
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	March 31, 2022

Date of reporting period:	September 30, 2021

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Diversified Select Real Asset Fund
Semiannual Report
September 30, 2021
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Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you:
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 5
Schedule of Investments 13
Financial Highlights (includes performance information) 19
Shareholder Expense Example 21
Supplemental Information 22

Statement of Assets and Liabilities
September 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Diversified
Select Real Asset Fund
Investment in securities--at cost ......................................................................................................................
$ 159,125
Foreign currency--at cost ..............................................................................................................................
$ 16
Assets
Investment in securities--at value  ...................................................................................................................... $ 175,030
Foreign currency--at value .............................................................................................................................. 15
Receivables:
Dividends and interest ............................................................................................................................. 298
Expense reimbursement from Manager ........................................................................................................... 79
Investment securities sold ......................................................................................................................... 152
Prepaid directors' expenses .............................................................................................................................. 2
Total Assets   175,576
Liabilities
Accrued management and investment advisory fees .................................................................................................... 245
Accrued transfer agent fees ............................................................................................................................. 31
Accrued professional fees ............................................................................................................................... 149
Accrued other expenses ................................................................................................................................. 12
Payables:
Investment securities purchased .................................................................................................................. 162
Total Liabilities
599
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 174,977
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 152,639
Total distributable earnings (accumulated loss) .........................................................................................................
22,338
Total Net Assets
$ 174,977
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A : Net Assets ...................................................................................................................................... $ 347
Shares Issued and Outstanding .................................................................................................................... 13
Net Asset Value per share ......................................................................................................................... $ 27 .64
(a)
Maximum Offering Price ..........................................................................................................................
$ 29 .34
Class Y : Net Assets ...................................................................................................................................... $ 174,234
Shares Issued and Outstanding .................................................................................................................... 6,261
Net Asset Value per share .........................................................................................................................
$ 27 .83
Institutional : Net Assets ................................................................................................................................. $ 396
Shares Issued and Outstanding .................................................................................................................... 14
Net Asset Value per share .........................................................................................................................
$ 27 .70
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statement of Operations
Six Months ended September 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset Fund
Net Investment Income (Loss)
Income:
Dividends .............................................................................................................................................. $ 2,538
Withholding tax ....................................................................................................................................... (119)
Interest ................................................................................................................................................. 441
Total Income 2,860
Expenses:
Management and investment advisory fees ........................................................................................................... 1,462
Registration fees - Class A ............................................................................................................................ 8
Registration fees - Class Y ............................................................................................................................ 8
Registration fees - Institutional ....................................................................................................................... 8
Shareholder reports - Class A ......................................................................................................................... 1
Shareholder reports - Class Y ......................................................................................................................... 2
Shareholder reports - Institutional .................................................................................................................... 4
Transfer agent fees - Class A .......................................................................................................................... 20
Transfer agent fees - Class Y .......................................................................................................................... 24
Transfer agent fees - Institutional ..................................................................................................................... 30
Custodian fees ......................................................................................................................................... 21
Directors' expenses .................................................................................................................................... 3
Professional fees ...................................................................................................................................... 135
Other expenses ........................................................................................................................................ 40
Total Gross Expenses 1,766
Less: Reimbursement from Manager ................................................................................................................. 374
Less: Reimbursement from Manager - Class A ....................................................................................................... 30
Less: Reimbursement from Manager - Class Y ....................................................................................................... 192
Less: Reimbursement from Manager - Institutional .................................................................................................. 41
Total Net Expenses 1,129
Net Investment Income (Loss) 1,731
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 5,671
Foreign currency transactions ......................................................................................................................... (26)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 4,045
Translation of assets and liabilities in foreign currencies ............................................................................................. (2)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 9,688
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 11,419

Statement of Changes in Net Assets
(unaudited)

See accompanying notes.
Amounts in thousands
Principal Diversified Select Real Asset
Fund
Period Ended
September 30, 2021
Year Ended
March 31, 2021
Operations
Net investment income (loss) ....................................................................................................... $ 1,731 $ 3,681
Net realized gain (loss) on investments and foreign currencies .................................................................... 5,645 4,476
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ......................................
4,043 38,287
Net Increase (Decrease) in Net Assets Resulting from Operations 11,419 46,444
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (2,678) (4,772)
Total Dividends and Distributions (2,678) (4,772)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
2,828 22,841
Total Increase (Decrease) in Net Assets 11,569 64,513
Net Assets
Beginning of period .................................................................................................................
163,408 98,895
End of period .......................................................................................................................
$ 174,977 $ 163,408
Class A Class Y Institutional
Capital Share Transactions:
Period Ended September 30, 2021
Dollars:
Sold .................................................................................. $ 50 $ – $ 100
Reinvested ............................................................................. 5 2,668 5
Net Increase (Decrease) ....................................................................
$ 55 $ 2,668 $ 105
Shares:
Sold .................................................................................. 3 – 3
Reinvested ............................................................................. – 97 –
Net Increase (Decrease) ....................................................................
3 97 3
Year Ended March 31, 2021
Dollars:
Sold .................................................................................. $ – $ 18,069 $ –
Reinvested ............................................................................. 8 4,756 8
Net Increase (Decrease) ....................................................................
$ 8 $ 22,825 $ 8
Shares:
Sold .................................................................................. – 887 –
Reinvested ............................................................................. – 196 1
Net Increase (Decrease) ....................................................................
– 1,083 1
Dividends and Distributions to Shareholders:
Period Ended September 30, 2021
From net investment income and net realized gain on investments ...................................... $ (5) $ (2,668) $ (5)
Total Dividends and Distributions
$ (5) $ (2,668) $ (5)
Year Ended March 31, 2021
From net investment income and net realized gain on investments ...................................... $ (8) $ (4,756) $ (8)
Total Dividends and Distributions
$ (8) $ (4,756) $ (8)

Statement of Cash Flows
Six Months Ended September 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Diversified
Select Real Asset
Fund
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations .......................................................................................................... $ 11,419
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities ....................................................................................................................... (54,487)
Proceeds from sale of investment securities ............................................................................................................ 50,138
Net sales or (purchases) of short term securities ........................................................................................................ (57)
Net accretion of bond discounts and amortization of premiums ........................................................................................ 2,282
Change in unrealized (appreciation) depreciation on investments ...................................................................................... (4,045)
Net realized gain (loss) from investments .............................................................................................................. (5,671)
(Increase) decrease in dividends and interest receivable ................................................................................................ 166
(Increase) decrease in investment securities sold ....................................................................................................... 67
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ........................................................... (26)
Increase (decrease) in investment securities purchased ................................................................................................. 120
Net cash used in operating activities (94)
Cash Flows from Financing Activities:
Proceeds from shares sold ............................................................................................................................... 150
Increase (decrease) in cash overdraft ................................................................................................................... (47)
Net cash provided by financing activities 103
Net increase in cash and foreign currency .............................................................................................................. 9
Cash and Foreign Currency:
Beginning of period ..................................................................................................................................... $ 6
End of period ............................................................................................................................................
$ 15
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions ........................................................................................................... $ 2,678

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)

1. Organization
Principal Diversified Select Real Asset Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund continuously offers three classes of shares: Class A, Class Y, and
Institutional Class. The Fund was organized as a Delaware statutory trust on September 21, 2018 pursuant to an Agreement and Declaration of Trust governed by the State of Delaware. Principal Global Investors, LLC (the “Manager”) serves as the Fund’s manager and advisor.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the
Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of
Trustees (the “Board”), and shareholders should not rely on any expectation of repurchase offers being made in excess of 5%. Shareholders should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded.
There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the Agreement and Declaration of Trust.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”)
(an affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class
A shares and $100,000 for Class Y and Institutional Class shares.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic
946, Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-
the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the
Manager under procedures established and periodically reviewed by the Board.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager. The shares of publicly traded investment funds and private investment funds are collectively referred to as the “Underlying Funds”.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)

To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Fund’s holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The Fund held securities denominated in foreign currencies that exceeded 5% of net assets as of September 30, 2021 as follows:
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts (“REITs”) and private investment funds may be characterized as ordinary income, net capital gain, or return of capital to the Fund. The proper characterization of distributions from REITs and private investment funds is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statement of operations.
In addition to the expenses the Fund bears directly, the Fund may indirectly bear a pro rata share of the fees and expenses of the Underlying
Funds in which it invests. Because the Underlying Funds have varied expense levels and the Fund may own different proportions of
Underlying Funds at different times, the amount of expense incurred indirectly by the Fund will vary. Expenses included in the statement of operations of the Fund do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for
Principal Diversified Select Real Asset Fund
Euro 5 .5%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)

losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current period. During the period ended September 30, 2021, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. These amounts are shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the impact of the ASU over the period of time the ASU is effective.
3. Operating Policies
Borrowings. T he Fund participates in a line of credit with a bank which allows a borrowing commitment amount of up to $15 million.
Borrowings may be used for investment purposes, to meet repurchase requests and/or to facilitate the handling of unusual or unanticipated short-term cash requirements. The Fund will pledge securities as collateral for borrowing on the line of credit and maintain an aggregate collateral value not less than the outstanding borrowing amount at all times. Interest is charged at an annual rate equal to LIBOR plus 0.85%.
Additionally, a commitment fee is charged at an annual rate of 0.40% on any day when the outstanding borrowing amount is less than 90% of the borrowing commitment amount. The interest expense and commitment fee associated with these borrowings is included in other expenses on the statement of operations. There were no outstanding borrowings as of September 30, 2021. During the period ended September 30,
2021, the Fund borrowed against the line of credit as follows (amounts in thousands):
Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Entities may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the period  ended September 30,
2021 , the Fund did not engage in cross trades.
Foreign Currency Contracts. The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing the Fund's investment objectives. The Fund may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. The Fund enters into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate.
Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Principal Diversified Select Real Asset Fund $ 133 0.98%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)

In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, trustees, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Private Investments in Public Equity. The Fund may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Fund may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized as a financial instrument when the commitment is legally binding.
These contingencies are considered in the valuation of the commitments. The Fund is obligated to fund these commitments when the contingencies are met and therefore, the Fund must have funds sufficient to cover its obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable. Commitments are typically categorized as Level 2 within the disclosure hierarchy. As of September 30, 2021 , the Fund had no unfunded commitments in connection with PIPEs.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or LIBOR.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedule of investments.
Unfunded Commitments. In connection with the senior floating rate interests, the Fund may enter into unfunded loan commitments
(“commitments”). All or a portion of the commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable. As of September 30, 2021, the Fund had no commitments relating to senior floating rate interests.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)

The Fund may also enter into unfunded commitments relating to potential future investments in private investment funds. As of September
30, 2021, the Fund had unfunded commitments relating to potential future investments, as follows (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement , the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
Private Investment Fund Unfunded Commitment
Brookfield Senior Mezzanine Real Estate Finance Fund, LP $ 5,000
GDIF US Hedged Feeder Fund, LP 1,800
3. Operating Policies (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)

The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments.
5. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisors of the Fund, which may be affiliates of the Manager. The annual rate paid by the Fund is based upon the aggregate average daily net assets
(“aggregate net assets”) of the Fund. The investment advisory and management fee schedule for the Fund is 1.70% of aggregate net assets up to $1.5 billion and 1.65% of aggregate net assets over $1.5 billion.
The Manager has contractually agreed to waive 0.25% of the Fund’s investment advisory and management fees effective August 1, 2021.
Prior to August 1, 2021, the contractual fee waiver was 0.53%. It is expected that the fee waiver will continue through the period ending
July 31, 2022; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
The Manager has contractually agreed to limit the Fund’s expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limits. Any amounts outstanding at the end of the fiscal period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statement of assets and liabilities and are settled monthly. It is expected that the operating expense limits will continue through the period ending July 31, 2022; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the operating expense limits prior to the end of the period.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 14,839 $ — $ 14,839
Common Stocks
Basic Materials 2,917 2,751 — 5,668
Communications 51 96 — 147
Consumer, Cyclical 256 473 — 729
Consumer, Non-cyclical 1,831 2,046 — 3,877
Diversified 168 — — 168
Energy 19,082 2,516 — 21,598
Financial 10,785 7,541 — 18,326
Industrial 5,900 4,873 — 10,773
Utilities 9,919 7,558 — 17,477
Convertible Preferred Stocks 98 — — 98
Investment Companies 2,336 — — 2,336
Total $ 53,343 $ 42,693 $ — $ 96,036
Investments Using NAV as practical expedient
Private Investment Funds 78 , 994
Total investments in securities $ — $ — $ — $ 17 5,030
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)

The operating expense limits are as follows:
*Prior to August 1, 2021, the contractual expense limit was 1.67%.
**Prior to August 1, 2021, the contractual expense limit was 1.17%.
^Prior to August 1, 2021, the contractual expense limit was 1.37%.
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations. For the period ended September 30, 2021, the Fund’s CCO expenses were less than $500.
Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the period ended September 30, 2021, there were no sales charges retained by the Distributor.
Affiliated Ownership . As of September 30, 2021, Principal Financial Services Inc. and Principal Life Insurance Company (each an affiliate of the Manager) owned shares of the Fund as follows (amounts of shares in thousands):
6. Investment Transactions
For the period ended September 30, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and mergers) by the Fund were as follows (amounts in thousands):
7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June,
September, and December.
The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the
Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.
If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.
For the period ended September 30, 2021, no shares of the Fund were repurchased during the repurchase offer windows.
Share Class Operating Expense Limit Expiration
Class A
1.98%* July 31, 2022
Class Y
1.48** % July 31, 2022
Institutional 1.68^ %
July 31, 2022
Class A Class Y Institutional
Principal Diversified Select Real Asset Fund 11 6,261 11
Purchases Sales
Principal Diversified Select Real Asset Fund $ 54,352 $ 49,962
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)

8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the period ended September 30, 2021 and year ended March 31, 2021 , were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of March 31, 2021, the components of distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of March 31, 2021 , the Fund had no capital loss carryforwards. For the year ended March 31, 2021 , the Fund utilized approximately $580,000 in capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2021 , the Fund does not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended March 31,
2021, the Fund recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of September 30, 2021 , the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.
Ordinary Income
September 30 ,
2021
March 31,
2021
Principal Diversified Select Real Asset Fund $ 2,678 $ 4,772
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Appreciation
(Depreciation)
Total
Accumulated
Earnings
(Deficit)
Principal Diversified Select Real Asset Fund $ 3,368 $ 826 $ 9,403 $ 13,597
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal Diversified Select Real Asset Fund $ 3 $ (3)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Diversified Select Real Asset Fund $ 17,137 $ (3,689) $ 13,448 $ 161,582

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .33 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
SPDR S&P Global Natural Resources ETF 4,492 $ 231
Money Market Funds - 1 .20%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a)
2,105,306 2,105
TOTAL INVESTMENT COMPANIES $ 2,336
PRIVATE INVESTMENT FUNDS - 45 .15 % Shares Held Value (000's)
Agriculture - 18 .90%
Ceres Farmland Holdings, LP
(b)
N/A $ 7,889
Hancock Timberland and Farmland Fund, LP
(b)
N/A 11,927
UBS AgriVest Farmland Fund
(b)
N/A 13,246
$ 33,062
Diversified Financial Services - 2 .47%
Sound Point CLO Fund, LP
(b),(c)
N/A 4,330
Energy - Alternate Sources - 6 .34%
Brookfield Super-Core Infrastructure Partners
Fund, LP
(b),(c)
N/A 5,098
CBRE Caledon Global Infrastructure Fund
(International), LP
(b),(c)
N/A 6,000
$ 11,098
Private Equity - 2 .49%
GDIF US Hedged Feeder Fund, LP
(b),(c)
N/A 4,349
Real Estate - 6 .89%
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,070
UBS Trumbull Property Growth & Income Fund
(b)
N/A 6,985
$ 12,055
REITs - 8 .06%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
N/A 14,100
TOTAL PRIVATE INVESTMENT FUNDS $ 78,994
COMMON STOCKS - 45 .01 % Shares Held Value (000's)
Agriculture - 0 .21%
Archer-Daniels-Midland Co 2,014 $ 121
Bunge Ltd 1,596 130
Darling Ingredients Inc
(c)
1,622 116
$ 367
Automobile Parts & Equipment - 0 .23%
Georg Fischer AG 266 394
Biotechnology - 0 .07%
Corteva Inc 2,750 116
Building Materials - 0 .27%
Fortune Brands Home & Security Inc 1,829 163
Geberit AG 316 232
Masco Corp 1,435 80
$ 475
Chemicals - 0 .88%
CF Industries Holdings Inc 2,660 149
Diversey Holdings Ltd
(c)
9,821 158
Ecolab Inc 2,331 486
FMC Corp 1,290 118
ICL Group Ltd 17,069 124
Mosaic Co/The 3,755 134
Nutrien Ltd 1,993 129
Sociedad Quimica y Minera de Chile SA ADR 2,319 125
Yara International ASA 2,410 119
$ 1,542
Commercial Services - 1 .23%
Atlas Arteria Ltd 246,741 1,138
CCR SA 105,700 228
Transurban Group 78,043 786
$ 2,152
Consumer Products - 0 .06%
Avery Dennison Corp 537 111
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 6 .67%
AusNet Services Ltd 589,491 $ 1,067
Brookfield Renewable Corp 15,690 609
Clearway Energy Inc - Class C 37,655 1,140
CPFL Energia SA 82,200 407
EDP - Energias de Portugal SA 126,664 665
Entergy Corp 3,524 350
Evoqua Water Technologies Corp
(c)
14,700 552
Exelon Corp 28,151 1,361
Iberdrola SA 54,169 545
National Grid PLC 93,369 1,113
NextEra Energy Inc 4,525 355
Public Service Enterprise Group Inc 16,010 975
Red Electrica Corp SA 28,876 579
Southern Co/The 15,275 947
SSE PLC 47,884 1,008
$ 11,673
Electronics - 0 .15%
Badger Meter Inc 2,509 254
Energy - Alternate Sources - 1 .01%
NextEra Energy Partners LP 9,427 710
Sunnova Energy International Inc
(c)
32,143 1,059
$ 1,769
Engineering & Construction - 2 .25%
AECOM
(c)
3,820 241
Aena SME SA
(c),(d)
4,709 812
Eiffage SA 117 12
Ferrovial SA 19,346 565
Grupo Aeroportuario del Pacifico SAB de CV
(c)
56,700 659
Stantec Inc 5,263 247
Sydney Airport
(c)
148,758 874
Vinci SA 5,141 535
$ 3,945
Environmental Control - 1 .28%
China Water Affairs Group Ltd 246,000 275
Kurita Water Industries Ltd 8,900 428
METAWATER Co Ltd 8,800 148
Montrose Environmental Group Inc
(c)
1,198 74
Pentair PLC 9,227 670
Tetra Tech Inc 4,351 650
$ 2,245
Food - 0 .14%
Ingredion Inc 1,375 122
Wilmar International Ltd 39,300 122
$ 244
Forest Products & Paper - 0 .49%
International Paper Co 2,013 113
Mondi PLC 4,382 107
Nine Dragons Paper Holdings Ltd 88,000 108
Smurfit Kappa Group PLC 2,109 111
Stora Enso Oyj 6,179 103
Suzano SA ADR
(c)
10,383 104
Svenska Cellulosa AB SCA 6,860 106
UPM-Kymmene Oyj 2,975 105
$ 857
Gas - 1 .53%
Enagas SA 30,363 675
Snam SpA 158,828 879
Western Midstream Partners LP 53,492 1,121
$ 2,675
Healthcare - Products - 0 .51%
Danaher Corp 2,912 887
Holding Companies - Diversified - 0 .10%
Sustainable Development Acquisition I Corp
(c)
16,624 162
Sustainable Development Acquisition I Corp -
Warrants
(c)
8,311 6
$ 168

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .08%
DR Horton Inc 615 $ 52
Persimmon PLC 2,222 79
$ 131
Housewares - 0 .06%
Scotts Miracle-Gro Co/The 770 113
Internet - 0 .03%
21Vianet Group Inc ADR
(c)
2,943 51
Iron & Steel - 0 .47%
ArcelorMittal SA 3,607 111
Fortescue Metals Group Ltd 7,875 84
Nippon Steel Corp 5,900 106
Novolipetsk Steel PJSC 3,618 107
Nucor Corp 1,029 101
POSCO 415 114
Severstal PAO 5,210 109
Vale SA ADR 6,338 88
$ 820
Lodging - 0 .05%
Travel + Leisure Co 1,673 91
Machinery - Diversified - 1 .07%
IDEX Corp 1,717 356
Lindsay Corp 1,636 248
Mueller Water Products Inc - Class A 23,740 361
Xylem Inc/NY 7,325 906
$ 1,871
Metal Fabrication & Hardware - 0 .31%
Advanced Drainage Systems Inc 5,065 548
Mining - 1 .40%
Agnico Eagle Mines Ltd 2,103 109
Anglo American PLC 2,863 100
Antofagasta PLC 6,031 110
Barrick Gold Corp 6,022 109
BHP Group Ltd 3,625 97
First Quantum Minerals Ltd 5,811 108
Franco-Nevada Corp 831 108
Freeport-McMoRan Inc 3,321 108
Glencore PLC
(c)
26,828 126
Kirkland Lake Gold Ltd 3,035 126
MMC Norilsk Nickel PJSC ADR 3,679 110
Newcrest Mining Ltd 6,684 111
Newmont Corp 2,084 113
Norsk Hydro ASA 17,531 131
Polymetal International PLC 6,065 103
Polyus PJSC 1,363 111
Rio Tinto Ltd 1,475 105
South32 Ltd 52,674 131
Southern Copper Corp 1,931 108
Sumitomo Metal Mining Co Ltd 3,100 112
Vedanta Ltd ADR 7,343 112
Wheaton Precious Metals Corp 2,687 101
$ 2,449
Oil & Gas - 2 .13%
BP PLC 29,579 135
Canadian Natural Resources Ltd 3,660 134
Chevron Corp 1,249 127
ConocoPhillips 2,178 148
Ecopetrol SA ADR 8,660 124
Eni SpA 9,797 131
EOG Resources Inc 1,789 144
Equinor ASA 5,697 145
Exxon Mobil Corp 2,217 130
Gazprom PJSC ADR 14,558 144
Hess Corp 1,757 137
LUKOIL PJSC ADR 1,427 135
Marathon Petroleum Corp 2,041 126
Neste Oyj 1,986 112
Novatek PJSC 511 134
Occidental Petroleum Corp 4,707 139
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Petroleo Brasileiro SA ADR 11,152 $ 115
Phillips 66 1,700 119
Pioneer Natural Resources Co 808 135
Reliance Industries Ltd
(d)
1,956 133
Repsol SA 10,550 138
Rosneft Oil Co PJSC 16,743 140
Royal Dutch Shell PLC - A Shares 6,136 136
Suncor Energy Inc 6,482 134
Tatneft PJSC ADR 3,035 132
TotalEnergies SE 2,743 131
Valero Energy Corp 1,822 129
Woodside Petroleum Ltd 8,485 145
$ 3,732
Oil & Gas Services - 0 .15%
Halliburton Co 6,049 131
Schlumberger NV 4,310 127
$ 258
Packaging & Containers - 0 .38%
Amcor PLC 9,408 109
DS Smith PLC 19,854 110
Packaging Corp of America 798 110
Sealed Air Corp 1,982 108
SIG Combibloc Group AG
(c)
3,950 105
Westrock Co 2,322 116
$ 658
Pipelines - 9 .05%
APA Group 100,257 625
Cheniere Energy Inc 20,746 2,026
DCP Midstream LP 39,382 1,112
Enbridge Inc 29,653 1,181
Energy Transfer LP 103,107 988
Enterprise Products Partners LP 23,115 500
Gibson Energy Inc 39,355 723
MPLX LP 43,545 1,240
ONEOK Inc 18,597 1,078
Pembina Pipeline Corp 32,056 1,016
Plains All American Pipeline LP 55,741 567
Targa Resources Corp 46,290 2,278
TC Energy Corp 13,365 643
Williams Cos Inc/The 71,790 1,862
$ 15,839
Private Equity - 0 .18%
Capitaland Investment Ltd/Singapore
(c)
59,700 149
Centuria Capital Group 71,392 174
$ 323
Real Estate - 1 .72%
Castellum AB 4,690 114
ESR Kendall Square REIT Co Ltd 12,612 68
Fabege AB 5,752 87
Hongkong Land Holdings Ltd 31,800 152
LEG Immobilien SE 1,929 272
Midea Real Estate Holding Ltd
(d)
31,800 55
Mitsubishi Estate Co Ltd 17,000 271
Mitsui Fudosan Co Ltd 18,400 437
New World Development Co Ltd 52,750 215
Samhallsbyggnadsbolaget i Norden AB 32,900 182
Sun Hung Kai Properties Ltd 18,000 225
Sunac Services Holdings Ltd
(d)
86,000 177
Vonovia SE 10,004 600
Wihlborgs Fastigheter AB 5,302 105
Zhongliang Holdings Group Co Ltd 108,000 56
$ 3,016
REITs - 8 .57%
Activia Properties Inc 18 74
Agree Realty Corp 1,430 95
AIMS APAC REIT 115,200 122
Alexandria Real Estate Equities Inc 378 72
Allied Properties Real Estate Investment Trust 4,300 137

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
American Homes 4 Rent 8,089 $ 308
American Tower Corp 388 103
Apartment Income REIT Corp 2,281 111
Arena REIT 23,891 72
AvalonBay Communities Inc 514 114
Big Yellow Group PLC 17,793 335
Broadstone Net Lease Inc 4,833 120
CapitaLand Integrated Commercial Trust 9,233 14
Centuria Industrial REIT 51,395 137
Centuria Office REIT 24,576 44
CFE Capital S de RL de CV 257,400 355
Charter Hall Group 4,100 50
City Office REIT Inc 3,037 54
CoreSite Realty Corp 1,633 226
CRE Logistics REIT Inc 65 121
Crown Castle International Corp 5,817 1,008
CubeSmart 6,334 307
CyrusOne Inc 2,004 155
Daiwa House REIT Investment Corp 108 317
Daiwa Office Investment Corp 15 101
Dexus 36,496 281
Dream Industrial Real Estate Investment Trust 28,400 363
Equinix Inc 197 156
ESR-REIT 251,188 86
Essex Property Trust Inc 196 63
First Industrial Realty Trust Inc 3,200 167
Gecina SA 1,007 135
Goodman Group 8,808 135
Healthcare Trust of America Inc 5,486 163
HealthCo REIT
(c)
11,326 18
Independence Realty Trust Inc 20,619 420
Industrial & Infrastructure Fund Investment Corp 67 122
Industrial Logistics Properties Trust 11,461 291
Ingenia Communities Group 25,309 119
Inmobiliaria Colonial Socimi SA 13,226 128
Invitation Homes Inc 14,923 572
Irongate Group 89,080 97
Klepierre SA 4,249 95
Lendlease Global Commercial REIT 71,800 46
Mapletree Industrial Trust 31,500 64
Medical Properties Trust Inc 12,837 258
Merlin Properties Socimi SA 18,214 187
MGM Growth Properties LLC 9,443 362
Minto Apartment Real Estate Investment Trust
(d)
2,300 41
National Storage Affiliates Trust 4,400 232
NewRiver REIT PLC 42,933 48
Nexus Real Estate Investment Trust 19,300 195
Nomura Real Estate Master Fund Inc 77 111
NSI NV 6,236 231
Park Hotels & Resorts Inc
(c)
5,813 111
Plymouth Industrial REIT Inc 6,414 146
Prologis Inc 5,129 643
Rexford Industrial Realty Inc 3,141 178
Sabra Health Care REIT Inc 19,632 289
Saul Centers Inc 3,248 143
Segro PLC 27,968 449
Sekisui House Reit Inc 252 209
SF Real Estate Investment Trust
(c)
302,000 153
STORE Capital Corp 4,945 158
Summit Industrial Income REIT 20,630 339
Sun Communities Inc 3,489 646
Sunstone Hotel Investors Inc
(c)
9,230 110
UNITE Group PLC/The 6,901 101
Ventas Inc 11,524 636
VICI Properties Inc 18,190 517
Welltower Inc 2,434 201
Weyerhaeuser Co 6,196 220
$ 14,987
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0 .05%
Eutelsat Communications SA 6,962 $ 96
Transportation - 0 .44%
Getlink SE 49,769 777
Water - 1 .79%
American Water Works Co Inc 6,105 1,032
Essential Utilities Inc 16,897 779
Grupo Rotoplas SAB de CV
(c)
70,200 88
Middlesex Water Co 1,244 128
Pennon Group PLC 16,426 250
Suez SA 5,278 120
Veolia Environnement SA 20,934 640
Veolia Environnement SA - Rights
(c)
20,934 17
York Water Co/The 1,710 75
$ 3,129
TOTAL COMMON STOCKS $ 78,763
CONVERTIBLE PREFERRED STOCKS
- 0 .06 % Shares Held Value (000's)
REITs - 0 .06%
RPT Realty 7.25%
(e)
1,650 $ 98
TOTAL CONVERTIBLE PREFERRED STOCKS $ 98
BONDS - 8 .48%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 8 .48%
BANK 2018-BNK13
3.00%, 08/15/2061
(d)
$ 2,000 $ 1,799
BANK 2019-BNK22
1.50%, 11/15/2062
(d),(f),(g)
2,000 190
2.08%, 11/15/2062
(d),(g)
1,000 700
Benchmark 2018-B3 Mortgage Trust
3.21%, 04/10/2051
(d),(g)
1,000 934
Benchmark 2018-B6 Mortgage Trust
3.26%, 10/10/2051
(d),(g)
1,000 955
Benchmark 2019-B13 Mortgage Trust
1.14%, 08/15/2057
(d),(f),(g)
1,750 113
3.00%, 08/15/2057
(d)
1,750 1,174
Benchmark 2020-B20 Mortgage Trust
1.66%, 10/15/2053
(d),(f),(g)
3,250 385
Benchmark 2020-B21 Mortgage Trust
1.57%, 12/17/2053
(f),(g)
8,990 956
Benchmark 2021-B28 Mortgage Trust
1.49%, 08/15/2054
(d),(f),(g)
4,000 470
Benchmark 2021-B29 Mortgage Trust
2.00%, 09/15/2054
(d)
1,000 848
Citigroup Commercial Mortgage Trust 2018-C6
5.23%, 11/10/2051
(g)
1,000 1,126
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
1,400 940
Freddie Mac Multifamily Structured Pass
Through Certificates
1.63%, 01/25/2027
(f),(g)
11,985 839
2.53%, 03/25/2049
(f),(g)
6,890 917
GS Mortgage Securities Trust 2013-GCJ14
4.90%, 08/10/2046
(d),(g)
539 531
GS Mortgage Securities Trust 2019-GC40
1.30%, 07/10/2052
(d),(f),(g)
9,860 856
GS Mortgage Securities Trust 2019-GC42
1.07%, 09/01/2052
(d),(f),(g)
3,246 226
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.68%, 10/15/2048
(d),(g)
1,000 880
$ 14,839
TOTAL BONDS $ 14,839
Total Investments $ 175,030
Other Assets and Liabilities -  (0.03)% (53)
TOTAL NET ASSETS - 100.00% $ 174,977

Schedule of Investments
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,219 or 6.98% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 30 .44%
Consumer, Non-cyclical 21 .12%
Energy 18 .68%
Utilities 9 .99%
Mortgage Securities 8 .48%
Industrial 6 .15%
Basic Materials 3 .24%
Money Market Funds 1 .20%
Consumer, Cyclical 0 .42%
Investment Companies 0 .13%
Diversified 0 .10%
Communications 0 .08%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
Brookfield Super-Core Infrastructure Partners Fund, LP
(a)
07/01/2021 $ 5,000 $ 5,098 N/A 2.91%
BTG Pactual Open Ended Core US Timberland Fund, LP
(b)
07/01/2019 - 06/30/2021 13,000 14,100 90 8.06%
CBRE Caledon Global Infrastructure Fund (International),
LP
(c)
07/16/2021 6,000 6,000 N/A 3.43%
Ceres Farmland Holdings, LP
(d)
11/06/2019, 02/05/2021 7,000 7,889 N/A 4.51%
GDIF US Hedged Feeder Fund, LP
(e)
04/23/2021 4,200 4,349 N/A 2.49%
Hancock Timberland and Farmland Fund, LP
(f)
08/12/2020 - 06/22/2021 12,000 11,927 N/A 6.82%
PGIM Real Estate US Debt Fund, LP
(g)
04/30/2021, 06/30/2021 5,058 5,070 N/A 2.90%
Sound Point CLO Fund, LP
(h)
08/06/2019 4,000 4,330 60 2.47%
UBS AgriVest Farmland Fund
(i)
07/01/2020 - 06/30/2021 13,035 13,246 60 7.57%
UBS Trumbull Property Growth & Income Fund
(j)
07/01/2020, 06/30/2021 6,030 6,985 60 3.99%
Total $ 78,994 45.15%
The private investment funds listed in the table do not include any unfunded commitments.
Amounts in thousands.
(a) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(b) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(c) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(d) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(e) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments. Redemptions are subject to a three-year holding period from the acquisition date.
(f) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(g) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(h) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the acquisition date.
(i) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(j) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties. Properties in the portfolio typically start as  development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets.
Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Glossary to the Schedule of Investments
September 30, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
(unaudited)
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL DIVERSIFIED SELECT REAL ASSET FUND
Class A shares
September 30, 2021(c) $ 26.27 $ 0.21 $ 1.55 $ 1.76 ( $ 0.39) $ – $ – ( $ 0.39) $ 27.64
March 31, 2021 19.35 0.49 7.18 7.67 (0.52) (0.23) – (0.75) 26 .27
March 31, 2020(i) 25.00 0.36 (5.61) (5.25) (0.35) – (0.05) (0.40) 19.35
Class Y shares
September 30, 2021(c) 26.42 0.28 1.56 1.84 (0.43) – – (0.43) 27.83
March 31, 2021 19.39 0.62 7.20 7.82 (0.55) (0.24) – (0.79) 26.42
March 31, 2020(i) 25.00 0.47 (5.64) (5.17) (0.39) – (0.05) (0.44) 19.39
Institutional shares
September 30, 2021(c) 26.33 0.26 1.54 1.80 (0.43) – – (0.43) 27.70
March 31, 2021 19 .36 0.56 7.20 7.76 (0.55) (0.24) – (0.79) 26.33
March 31, 2020(i) 25.00 0.41 (5.61) (5.20) (0.39) – (0.05) (0.44) 19.36

See accompanying notes.

Financial Highlights (Continued)
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.30% (d),(e),(f) $ 347 1.82% (g),(h) 1.78% (g),(h) 1.53% (g) 59.8% (g)
39.63 (e),(f) 276 1.67 (h) N/A 2.11 56.0
(21.27) (d),(f) 197 1.94 (g),(h) N/A 1.87 (g) 56.8 (g)
6.58 (d),(e) 174,234 1.31 (g),(h) 1.27 (g),(h) 2.01 (g) 59.8 (g)
40.36 (e) 162,855 1.17 (h) N/A 2.61 56.0
(20.98) (d) 98,501 1.43 (g),(h) N/A 2.47 (g) 56.8 (g)
6.48 (d),(e) 396 1.52 (g),(h) 1.48 (g),(h) 1.90 (g) 59.8 (g)
40.06 (e) 277 1.37 (h) N/A 2.41 56.0
(21.10) (d) 197 1.64 (g),(h) N/A 2.17 (g) 56.8 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes interest expense and commitment fees charged on borrowings. See "Operating Policies" in notes to financial statements.
(c) Six months ended September 30, 2021.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
(i) Period from June 25, 2019, date operations commenced, through March 31, 2020.

Shareholder Expense Example
Principal Diversified Select Real Asset Fund
September 30, 2021 (unaudited)

As a shareholder of Principal Diversified Select Real Asset Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Fund bears directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars)
of investing in Principal Diversified Select Real Asset Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2021 to
September 30, 2021 , unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
April 1, 2021
Ending Account
Value
September 30,
2021
Expenses Paid
During Period
April 1, 2021 to
September 30,
2021
(a)
Beginning
Account Value
April 1, 2021
Ending Account
Value
September 30,
2021
Expenses Paid
During Period
April 1, 2021 to
September 30,
2021
(a)
Annualized
Expense
Ratio
Principal Diversified Select Real Asset Fund
Class A $ 1,000.00 $ 1,062.99 $ 9.41 $ 1,000.00 $ 1,015.94 $ 9.20 1.82%
Class Y 1,000.00 1,065.81 6.78 1,000.00 1,018.50 6.63 1.31
Institutional 1,000.00 1,064.83 7.87 1,000.00 1,017.45 7.69 1.52
Principal Diversified Select Real Asset Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,062.99 9.21 1,000.00 1,016.14 9.00 1.78
Class Y 1,000.00 1,065.81 6.58 1,000.00 1,018.70 6.43 1.27
Institutional 1,000.00 1,064.83 7.66 1,000.00 1,017.65 7.49 1.48
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Principal Diversified Select Real Asset Fund
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, Principal Diversified Select Real Asset Fund made distributions for the months of June 2021 and
September 2021 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Fund will not be available until the end of the Fund’s fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
June 2021
Fund Net Income Realized Gain Capital Sources
Principal Diversified Select Real Asset Fund 25.11% 74.89% 0.00%
September 2021
Fund Net Income Realized Gain Capital Sources
Principal Diversified Select Real Asset Fund 0.00% 100.00% 0.00%

FUND BOARD OF TRUSTEES AND OFFICERS
The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of
1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth Ballantine
Board Member since 2004
Chair, Nominating and Governance Committee
1948
Principal, EBA Associates 126 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired 126 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 126 None
Fritz S. Hirsch
Board Member since 2005
Member, Operations Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
126 MAM USA
Victor Hymes
Board Member since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
126 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Board Member since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 126 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Padelford (“Padel”) L. Lattimer
Board Member since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 126 None
Karen (“Karrie”) McMillan
Board Member since 2014
Chair, Operations Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Trustee, Patomak Global
Partners, LLC
126 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of
Portfolios
in Fund Complex
Overseen by Board
Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Chair, Audit Committee
Member, Nominating and Governance Committee
1962
Retired 126 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte
Consulting, Inc.
126 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Trustee
Other
Directorships
Held by Trustee
During Past 5 Years
Timothy M. Dunbar
Chair and Board Member since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) since 2018
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
126 None
Patrick G. Halter
Member, Executive Committee
Board Member since 2017
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Director, Post since 2017
Chair, Principal Real Estate Investors, LLC
(“PREI”) since 2004
President and Chief Executive Officer, PGI, PREI
since 2018
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
126 None

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President and Associate General Counsel, PGI
since 2016
Vice President and Associate General Counsel, PFSI
since 2013
Vice President and Associate General Counsel,
PLIC since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Prior thereto, Senior Accounting Analyst, PLIC
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer, PGI (2015-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President and Treasurer, PGI since
2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Vice President, Counsel and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Secretary, PGI since 2020
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary, PGI (2018-2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFD since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PFSI since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PLIC since 2015
Secretary, Post since 2020
Vice President, Associate General Counsel,
Governance Officer and Secretary, PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSI since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSS since 2019
Vice President, Associate General Counsel and
Assistant Secretary, RobustWealth, Inc. since 2019
Secretary, Spectrum since 2020

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated August 1, 2021 and as supplemented, and the Statement of
Additional Information dated August 1, 2021 and as supplemented. These documents may be obtained free of charge by writing Principal
Diversified Select Real Asset Fund, P.O. Box 219971, Kansas City, MO 64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/interval-funds.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
Securities and Exchange Commission website at www.sec.gov.
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commissions website at www.sec.
gov and www.PrincipalFunds.com//interval-funds

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Diversified Select Real Asset Fund (“DSRA” or the “Fund”)
considered the renewal of the Management Agreement and various subadvisory agreements for the Fund.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 14, 2021 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for the Fund.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the
1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global
Investors, LLC (the “Manager”) and DSRA; and (2) the Subadvisory Agreements between the Manager and each of ClearBridge Investments
(North America) Pty Limited; DDJ Capital Management, LLC; Principal Real Estate Investors, LLC; and Tortoise Capital Advisors, L.L.C.;
(collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory
Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the
Fund, including undertakings to cap Fund expenses and/or waive management fees for the Fund. In addition, the Board considered the following factors for the Fund. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interest of the Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.
The Board also considered that for the Fund, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the subadvisors. The Board noted that the Manager’s process for the selection of Subadvisors emphasizes the selection of
Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of the Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to the Fund with unaffiliated subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated subadvisor for the Fund. The Board considered the Manager’s due diligence process for monitoring and replacing
Subadvisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Fund, the quality of that program and the level of compliance attained by the Fund. The Board noted that they had reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for the Fund and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Fund under the Management Agreement was satisfactory.
Investment Performance
The Board reviewed the Fund’s investment performance for a period starting at the Fund’s inception and ending on March 31, 2021 and compared performance information based upon data provided by Refinitiv.
Investment Management Fees
The Board considered the Fund’s effective management fee rate. For the Fund, other than as noted below, the Board received certain information from Broadridge. The Board received information comparing the Fund’s (1) effective contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3)

actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for DSRA, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense
Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”).
In evaluating the management fee rates, the Board considered a variety of factors, including the effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in subadvisory fee rates put into effect since September 2020.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to the Fund the services described in the Management Agreement for the year ended December
31, 2020. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to an affiliated
Subadvisor (Principal Real Estate Investors LLC) and the aggregated return on revenue to the Manager and its affiliates for the year ended
December 31, 2020. The Board concluded that the profitability to the Manager under the management agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2021 and the Manager’s representation that the Fund is initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Fund as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for the Fund under the Management Agreement is reasonable in relation to the asset size of the Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for the Fund reflects an appropriate level of sharing of any economies of scale.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Fund. The Board noted that the Manager uses fund commissions to buy Section 28(e) eligible products and services.
The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Subadvisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of the Fund and the resources made available to such personnel. The
Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Fund under the Subadvisory
Agreements are satisfactory.
Investment Performance
The Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Subadvisor is qualified and that either: (1) the investment performance of the Subadvisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Subadvisor, based upon the Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
The Board considered the subadvisory fee rates, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. For the Fund, the Board received certain information from Broadridge comparing the Fund’s subadvisory fee rate at current asset levels and at theoretical asset levels to subadvisory fee rates of subadvised funds in the Expense Group and, if available, the Expense Universe.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fee schedules or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fee rates and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the
Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the
Manager.
Other Benefits to Subadvisors
The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Subadvisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of the Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal
Diversified Select Real Asset Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2021 Principal Financial Services, Inc. | INF100SAR-02 | 09/2021 | 949589

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to semi-annual reports.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board. A copy of the procedures can be found in the Nominating and Governance Committee charter at
https://www.principalglobal.com/documentdownload/160950
.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Diversified Select Real Asset Fund

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	11/17/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	11/17/2021

By	/s/ Michael Scholten
              Michael Scholten, Chief Financial Officer

Date	11/17/2021